Condensed Statement of Changes in Stockholders' (Deficit) Equity - Globis Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Aug. 20, 2020
Balance, shares at Aug. 20, 2020
Issuance of Founder Shares to Sponsor	$ 288	24,712		25,000
Issuance of Founder Shares to Sponsor, Shares	2,875,000
Net loss			(1,000)	(1,000)
Balance at Sep. 30, 2020	$ 288	24,712	(1,000)	(24,000)
Balance, shares at Sep. 30, 2020	2,875,000
Balance at Aug. 20, 2020
Balance, shares at Aug. 20, 2020
Issuance of Founder Shares to Sponsor	$ 305	26,195		26,500
Issuance of Founder Shares to Sponsor, Shares	3,047,500
Sale of 100,833 Placement Units	$ 10	1,008,320		1,008,330
Sale of 100,833 Placement Units, shares	100,833
Sale of 4,188,889 Private Warrants		3,141,670		3,141,670
Equity participation shares	$ 40	(40)
Equity participation shares, shares	402,500
Redemption adjustment for Common Stock to redemption amount		(3,666,841)		(3,666,841)
Net loss			(89,886)	(89,886)
Balance at Dec. 31, 2020	$ 355	509,304	(89,886)	419,773
Balance, shares at Dec. 31, 2020	3,550,833
Net loss			(363,959)	(363,959)
Balance at Mar. 31, 2021	$ 355	509,304	(453,845)	55,814
Balance, shares at Mar. 31, 2021	3,550,833
Balance at Dec. 31, 2020	$ 355	509,304	(89,886)	419,773
Balance, shares at Dec. 31, 2020	3,550,833
Balance at Sep. 30, 2021	$ 355	509,304	(1,691,695)	(1,182,036)
Balance, shares at Sep. 30, 2021	3,550,833
Balance at Mar. 31, 2021	$ 355	509,304	(453,845)	55,814
Balance, shares at Mar. 31, 2021	3,550,833
Net loss			(347,491)	(347,491)
Balance at Jun. 30, 2021	$ 355	509,304	(801,336)	(291,677)
Balance, shares at Jun. 30, 2021	3,550,833
Net loss			(890,359)	(890,359)
Balance at Sep. 30, 2021	$ 355	$ 509,304	$ (1,691,695)	$ (1,182,036)
Balance, shares at Sep. 30, 2021	3,550,833